UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CORPORATE BOND FUND

FORM N-Q

MARCH 31, 2018

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 87.9%
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 1.3%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	2,790,000	$2,828,363	(a)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	360,000	365,850	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,930,000	2,977,612	(a)

Total Auto Components				6,171,825

Automobiles - 1.5%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,335,000	1,571,905
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,470,000	1,592,098
General Motors Co., Senior Notes	4.875%	10/2/23	470,000	491,042
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	528,616
General Motors Co., Senior Notes	6.250%	10/2/43	340,000	374,662
General Motors Co., Senior Notes	6.750%	4/1/46	760,000	885,236
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	1,580,000	1,625,370
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	49,635

Total Automobiles				7,118,564

Hotels, Restaurants & Leisure - 1.0%
GLP Capital LP/GLP Financing II Inc., Senior Notes	4.875%	11/1/20	2,010,000	2,056,531
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	460,000	468,050
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	695,028
McDonald’s Corp., Senior Notes	4.450%	3/1/47	460,000	476,058
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	940,000	951,750	(a)

Total Hotels, Restaurants & Leisure				4,647,417

Household Durables - 0.6%
Lennar Corp., Senior Notes	4.500%	4/30/24	490,000	481,425
Newell Brands Inc., Senior Notes	3.150%	4/1/21	940,000	930,856
Newell Brands Inc., Senior Notes	4.200%	4/1/26	1,380,000	1,367,599

Total Household Durables				2,779,880

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	860,000	831,434	(a)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	520,000	519,915	(a)

Total Internet & Direct Marketing Retail				1,351,349

Media - 2.6%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	70,000	87,211
21st Century Fox America Inc., Senior Notes	6.400%	12/15/35	90,000	114,030
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	160,000	209,236
21st Century Fox America Inc., Senior Notes	5.400%	10/1/43	590,000	694,591
21st Century Fox America Inc., Senior Notes	4.950%	10/15/45	30,000	33,209
Altice France SA, Senior Secured Bonds	6.000%	5/15/22	970,000	949,368	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,230,000	1,170,837	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	38,366
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	490,000	475,656
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	667,396
Comcast Corp., Senior Bonds	3.150%	2/15/28	1,440,000	1,373,291
Comcast Corp., Senior Notes	3.150%	3/1/26	1,390,000	1,339,667
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	101,158
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	224,754
Time Warner Cable LLC, Debentures	7.300%	7/1/38	1,030,000	1,238,380
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	610,000	687,768
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	910,000	1,187,037
Time Warner Inc., Senior Notes	3.800%	2/15/27	730,000	707,098
UBM PLC, Notes	5.750%	11/3/20	745,000	764,941	(a)

Total Media				12,063,994

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.3%
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	$543,370
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	20,383
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,050,000	948,863

Total Specialty Retail				1,512,616

Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc., Senior Notes	3.000%	7/15/22	480,000	464,301

TOTAL CONSUMER DISCRETIONARY				36,109,946

CONSUMER STAPLES - 6.0%
Beverages - 3.2%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	1,630,000	1,623,036
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,290,000	1,396,670
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	5,050,000	5,089,352
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,070,000	1,084,369
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	4,660,000	4,832,193
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	156,869
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	57,882
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	590,000	547,458
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	368,472

Total Beverages				15,156,301

Food & Staples Retailing - 0.9%
Costco Wholesale Corp., Senior Bonds	2.300%	5/18/22	630,000	614,656
Costco Wholesale Corp., Senior Notes	3.000%	5/18/27	630,000	609,833
Kroger Co., Senior Notes	2.650%	10/15/26	690,000	624,197
Kroger Co., Senior Notes	3.700%	8/1/27	180,000	174,252
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	840,000	795,111
Walmart Inc., Senior Notes	1.125%	4/11/18	1,230,000	1,229,665

Total Food & Staples Retailing				4,047,714

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	100,000	99,951
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	50,000	49,858
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	20,000	18,494
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	50,000	63,770	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	240,964
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	590,000	601,806
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	530,000	519,430	(a)

Total Food Products				1,594,273

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	3.500%	10/25/47	400,000	381,901

Tobacco - 1.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	1,561,210
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	460,470
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	59,017
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,100,000	1,055,691	(a)
Philip Morris International Inc., Senior Notes	3.125%	3/2/28	850,000	817,785
Reynolds American Inc., Senior Notes	8.125%	6/23/19	1,457,000	1,546,941
Reynolds American Inc., Senior Notes	8.125%	5/1/40	960,000	1,377,989

Total Tobacco				6,879,103

TOTAL CONSUMER STAPLES				28,059,292

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 12.5%
Energy Equipment & Services - 1.3%
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	320,000	$293,192
Ensco PLC, Senior Notes	5.200%	3/15/25	680,000	550,800
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	420,880
Halliburton Co., Senior Notes	5.000%	11/15/45	670,000	731,899
Petrofac Ltd., Senior Notes	3.400%	10/10/18	4,210,000	4,183,687	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	60,000	51,150

Total Energy Equipment & Services				6,231,608

Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	220,000	301,548
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	480,000	466,654
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	1,390,000	1,519,786
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,860,000	2,236,471
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	236,220
Apache Corp., Senior Notes	4.750%	4/15/43	1,070,000	1,063,370
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	1,220,000	1,182,114
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	470,000	466,265
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	650,000	655,106
Cenovus Energy Inc., Senior Notes	5.250%	6/15/37	270,000	272,514
Chevron Corp., Senior Notes	1.718%	6/24/18	2,300,000	2,296,541
Chevron Corp., Senior Notes	2.954%	5/16/26	870,000	837,901
Continental Resources Inc., Senior Notes	4.375%	1/15/28	880,000	859,100	(a)
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,070,000	1,058,100
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	169,435
Devon Energy Corp., Senior Notes	5.000%	6/15/45	490,000	522,748
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	870,000	859,477
Dominion Energy Inc., Senior Notes	2.850%	8/15/26	830,000	770,595
Ecopetrol SA, Senior Notes	5.375%	6/26/26	620,000	647,590
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,029,000	1,018,401
Enterprise Products Operating LLC, Junior Subordinated Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	1,740,000	1,673,898	(b)
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	830,000	812,337
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	941,629
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	589,814
Hess Corp., Notes	7.875%	10/1/29	107,000	131,335
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,306,000	1,510,436
Kerr-McGee Corp., Notes	7.875%	9/15/31	240,000	317,634
Kerr-McGee Corp., Senior Bonds	7.125%	10/15/27	550,000	636,904
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	150,000	155,663
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	277,708
LUKOIL International Finance BV, Senior Notes	4.750%	11/2/26	790,000	802,296	(a)
MPLX LP, Senior Notes	4.500%	4/15/38	1,230,000	1,218,389
NGPL PipeCo LLC, Senior Bonds	4.875%	8/15/27	120,000	118,650	(a)
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	120,000	119,700	(a)
Noble Energy Inc., Senior Notes	3.850%	1/15/28	1,250,000	1,231,526
Noble Energy Inc., Senior Notes	6.000%	3/1/41	170,000	195,269
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	203,318
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	1,955,302
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,120,000	1,109,015
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	430,000	412,682
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	610,000	650,373
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	60,000	62,824
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	340,000	338,870
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	910,000	987,805
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,911,000	1,981,573
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	980,000	1,079,470
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	1,070,000	1,144,098
Range Resources Corp., Senior Notes	4.875%	5/15/25	300,000	279,750
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	202,603
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,850,000	1,970,775

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	$30,101
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	1,050,000	999,170
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.125%	11/15/19	850,000	854,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	580,000	558,975
Tennessee Gas Pipeline Co., LLC, Senior Notes	7.000%	3/15/27	820,000	964,789
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,365,000	1,682,057
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	1,520,000	1,487,155
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,770,000	1,794,885
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	1,034,000	1,167,128
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	820,000	830,512
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	630,000	837,900
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	720,000	788,112	(a)

Total Oil, Gas & Consumable Fuels				52,546,616

TOTAL ENERGY				58,778,224

FINANCIALS - 25.0%
Banks - 16.4%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated (6.125% to 11/16/27 then USD 5 year Swap Rate + 3.870%)	6.125%	11/16/27	1,200,000	1,166,400	(b)(c)
Banco Mercantil De Norte, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	400,000	412,500	(a)(b)(c)
Banco Mercantil De Norte, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,800,000	1,923,750	(a)(b)(c)
Banco Santander SA, Senior Notes	3.800%	2/23/28	1,200,000	1,161,087
Bank of America Corp., Junior Subordinated (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	490,000	493,704	(b)(c)
Bank of America Corp., Notes	6.875%	4/25/18	3,000,000	3,007,804
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	1,338,000	1,313,244	(a)(b)
Bank of America Corp., Senior Notes (3.550% to 9/5/18 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	690,000	693,318	(b)
Bank of America Corp., Senior Notes (3.705% to 4/24/27 then 3 mo. USD LIBOR + 1.512%)	3.705%	4/24/28	1,090,000	1,073,033	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	850,000	826,550	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	305,000	292,516	(a)(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	168,786
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	94,188	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	518,428
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,400,000	2,419,400
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,590,000	2,846,993
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,130,000	2,055,450	(a)(b)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	2,410,000	2,393,562	(a)
BPCE SA, Senior Notes	3.000%	5/22/22	1,780,000	1,745,409	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	580,000	606,025	(a)
CIT Group Inc., Senior Notes	5.250%	3/7/25	370,000	379,738
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	320,236
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,487,000	3,777,554
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	420,000	431,527
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,290,000	2,265,875

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	$73,289
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	3,457,000	3,607,752
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	320,000	365,403	(a)(b)(c)
Credit Agricole SA, Notes (4.000% to 1/10/28 then USD 5 year Swap Rate + 1.644%)	4.000%	1/10/33	700,000	667,504	(a)(b)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	460,000	458,609	(a)
HSBC Bank USA, Subordinated Notes	4.875%	8/24/20	1,340,000	1,387,920
HSBC Holdings PLC, Junior Subordinated Bonds (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	1,410,000	1,377,570	(b)(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	2,380,000	2,381,039	(b)
HSBC Holdings PLC, Subordinated Bonds (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	980,000	1,003,275	(b)(c)
HSBC Holdings PLC, Subordinated Bonds (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	980,000	1,000,825	(b)(c)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.538%	11/8/27	950,000	911,253
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,000,000	967,396	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	1,080,000	1,022,335	(a)
Intesa Sanpaolo SpA, Senior Notes	4.375%	1/12/48	1,030,000	961,207	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,310,000	1,293,824	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,740,000	2,754,051	(a)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	730,000	716,312	(a)(b)(c)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	810,000	816,925	(b)
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	700,000	672,566
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	160,000	187,066
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	660,000	715,786
Lloyds Banking Group PLC, Junior Subordinated Bonds (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	410,000	445,362	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.000%	1/11/22	1,980,000	1,950,735
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	900,000	910,824
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	740,000	699,842	(b)
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,053,714	(a)
Nordea Bank AB, Subordinated Notes	4.250%	9/21/22	1,790,000	1,838,834	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,034,312	(b)(c)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	925,000	1,061,076
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	270,000	274,577
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	1,140,000	1,117,674
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	1,740,000	1,722,728
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,440,000	1,595,170	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	440,000	455,812	(a)
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	550,000	542,412	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	840,000	847,139	(a)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	75,000

Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	625,222	(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,680,000	1,858,897
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	890,000	935,172
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,170,000	1,201,759

Total Banks				76,975,245

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 4.3%
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year Swap Rate + 3.455%)	6.250%	12/18/24	590,000	$606,898	(a)(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	720,000	772,259
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.200%)	2.967%	4/30/18	2,800,000	2,801,622	(b)
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	4,300,000	4,473,952
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,740,000	1,678,228
Goldman Sachs Group Inc., Senior Notes (5.375% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	460,000	451,486	(b)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	101,645
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	730,000	734,468
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,370,000	1,477,812
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,770,000	1,824,340	(a)
Morgan Stanley, Senior Notes	2.125%	4/25/18	4,720,000	4,718,678
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	3.011%	5/8/24	380,000	386,365	(b)

Total Capital Markets				20,027,753

Consumer Finance - 0.1%
American Express Credit Corp., Senior Notes	2.375%	5/26/20	470,000	464,048

Diversified Financial Services - 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	840,000	875,081
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	470,000	460,223	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	560,000	613,049	(a)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	500,000	475,625	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	450,000	426,937	(a)
High Street Funding Trust I, Senior Notes	4.111%	2/15/28	1,340,000	1,347,731	(a)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	4,950,000	5,032,955	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,140,000	1,121,133	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,230,000	1,168,500	(a)

Total Diversified Financial Services				11,521,234

Insurance - 1.7%
American International Group Inc., Senior Notes	4.750%	4/1/48	630,000	651,503
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	1,540,000	1,431,535	(a)
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	680,000	625,575	(a)
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	870,000	941,006
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	780,000	804,739	(a)
MetLife Inc., Senior Bonds	4.721%	12/15/44	110,000	117,449
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,910,000	1,804,488	(a)
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	690,000	688,787	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	508,158	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	600,000	601,575	(a)

Total Insurance				8,174,815

TOTAL FINANCIALS				117,163,095

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 12.5%
Biotechnology - 0.8%
Amgen Inc., Senior Notes	3.625%	5/22/24	290,000	$292,341
Amgen Inc., Senior Notes	4.400%	5/1/45	150,000	150,379
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	351,426
Celgene Corp., Senior Notes	3.550%	8/15/22	370,000	369,862
Celgene Corp., Senior Notes	3.625%	5/15/24	510,000	504,220
Celgene Corp., Senior Notes	3.875%	8/15/25	390,000	386,993
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	890,000	894,661
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	299,300
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	202,332
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	93,526
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	150,000	161,991

Total Biotechnology				3,707,031

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	768,558
Abbott Laboratories, Senior Notes	4.900%	11/30/46	150,000	165,120
Becton, Dickinson & Co., Senior Bonds	4.875%	5/15/44	180,000	180,659
Becton, Dickinson & Co., Senior Notes (2.946% to 3/1/19 then 3 mo. USD LIBOR + 0.875%)	2.946%	12/29/20	1,730,000	1,732,065	(b)
Becton, Dickinson & Co., Senior Notes	3.700%	6/6/27	1,680,000	1,625,116
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	440,000	444,592
Medtronic Inc., Senior Notes	4.625%	3/15/44	310,000	337,129
Zimmer Biomet Holdings Inc., Senior Notes (2.928% to 6/19/18 then 3 mo. USD LIBOR + 0.750%)	2.928%	3/19/21	920,000	921,246	(b)

Total Health Care Equipment & Supplies				6,174,485

Health Care Providers & Services - 5.7%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,090,000	1,048,575
AmerisourceBergen Corp., Senior Notes	3.450%	12/15/27	640,000	610,172
Anthem Inc., Senior Notes	3.650%	12/1/27	570,000	552,185
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	600,777
Anthem Inc., Senior Notes	4.375%	12/1/47	620,000	611,113
Anthem Inc., Senior Notes	4.550%	3/1/48	600,000	609,813
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	1,521,000	1,589,445	(b)(d)(e)
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	810,000	764,370
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	100,000	93,665
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,012,978
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,490,000	1,502,719
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,410,000	3,431,290
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,780,000	2,826,537
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	723,944
CVS Health Corp., Senior Notes	5.050%	3/25/48	3,280,000	3,463,364
HCA Inc., Senior Secured Notes	5.500%	6/15/47	1,740,000	1,685,625
Humana Inc., Senior Notes	2.900%	12/15/22	430,000	420,852
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	472,381
Humana Inc., Senior Notes	3.950%	3/15/27	230,000	229,028
Humana Inc., Senior Notes	4.950%	10/1/44	990,000	1,046,983
Humana Inc., Senior Notes	4.800%	3/15/47	160,000	165,684
Kaiser Foundation Hospitals, Notes	4.150%	5/1/47	920,000	954,038
Magellan Health Inc., Senior Notes	4.400%	9/22/24	1,300,000	1,295,544
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	720,000	711,378
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	350,000	386,077

Total Health Care Providers & Services				26,808,537

Pharmaceuticals - 4.7%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	540,000	535,873
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	320,000	314,838
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	740,000	726,562
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	256,971
Johnson & Johnson, Senior Notes	2.900%	1/15/28	960,000	923,833
Johnson & Johnson, Senior Notes	3.700%	3/1/46	900,000	898,238
Johnson & Johnson, Senior Notes	3.500%	1/15/48	270,000	257,985
Mylan Inc., Senior Notes	4.550%	4/15/28	1,260,000	1,264,569	(a)
Mylan Inc., Senior Notes	5.200%	4/15/48	460,000	465,097	(a)
Pfizer Inc., Senior Notes	3.000%	12/15/26	1,860,000	1,803,370
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	226,384

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	470,000	$442,734
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,673,000	1,483,382
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	800,000	753,589
Teva Pharmaceutical Finance IV LLC, Senior Notes	2.250%	3/18/20	100,000	94,809
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	6,780,000	6,558,170
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	3,710,000	3,343,460
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	120,000	101,795
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	1,700,000	1,695,750	(a)

Total Pharmaceuticals				22,147,409

TOTAL HEALTH CARE				58,837,462

INDUSTRIALS - 4.6%
Aerospace & Defense - 0.7%
Hexcel Corp., Senior Notes	3.950%	2/15/27	980,000	974,674
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	570,000	548,597	(a)
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	920,000	913,864
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	890,000	858,047

Total Aerospace & Defense				3,295,182

Air Freight & Logistics - 0.2%
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	800,000	770,953

Airlines - 0.7%
American Airlines, Pass-Through Trust, Secured Bonds	4.375%	10/1/22	612,395	615,457
American Airlines, Pass-Through Trust, Secured Bonds	3.700%	5/1/23	305,513	300,686
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	1,258,929	1,291,535	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	217,108	224,299	(d)
United Airlines Inc., Pass-Through Certificates, Secured Bonds	5.375%	8/15/21	502,588	518,293
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	397,699	403,486

Total Airlines				3,353,756

Commercial Services & Supplies - 0.9%
Cintas Corp., Senior Notes	2.900%	4/1/22	180,000	177,353
Cintas Corp., Senior Notes	3.700%	4/1/27	240,000	240,170
Republic Services Inc., Senior Notes	3.375%	11/15/27	2,080,000	2,011,350
Waste Management Inc., Senior Notes	3.500%	5/15/24	360,000	361,267
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,180,000	1,126,621
Waste Management Inc., Senior Notes	7.750%	5/15/32	300,000	407,928

Total Commercial Services & Supplies				4,324,689

Electrical Equipment - 0.5%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	1,985,024

Industrial Conglomerates - 1.2%
General Electric Co., Medium-Term Notes	6.750%	3/15/32	5,000	6,222
General Electric Co., Senior Notes	5.875%	1/14/38	440,000	513,626
General Electric Co., Senior Notes	6.875%	1/10/39	2,946,000	3,822,824
General Electric Co., Senior Notes, Medium-Term Notes	6.150%	8/7/37	1,160,000	1,382,705

Total Industrial Conglomerates				5,725,377

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	$685,551
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	527,883
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	253,786

Total Road & Rail				1,467,220

Trading Companies & Distributors - 0.1%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	480,000	461,400	(a)

TOTAL INDUSTRIALS				21,383,601

INFORMATION TECHNOLOGY - 4.3%
Communications Equipment - 0.5%
Harris Corp., Senior Notes	5.550%	10/1/21	720,000	771,640
Harris Corp., Senior Notes	7.000%	1/15/26	990,000	1,146,885
Harris Corp., Senior Notes	4.854%	4/27/35	300,000	321,145

Total Communications Equipment				2,239,670

Internet Software & Services - 0.2%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,080,000	1,041,506	(a)

Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices Inc., Senior Notes	2.500%	12/5/21	880,000	857,746
Analog Devices Inc., Senior Notes	3.125%	12/5/23	1,560,000	1,529,777
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	470,000	457,955
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	1,410,000	1,343,939

Total Semiconductors & Semiconductor Equipment				4,189,417

Software - 1.2%
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	129,207
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	1,778,711
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,550,000	2,709,256
Microsoft Corp., Senior Notes	3.700%	8/8/46	1,250,000	1,236,559

Total Software				5,853,733

Technology Hardware, Storage & Peripherals - 1.5%
Apple Inc., Senior Notes	2.450%	8/4/26	1,670,000	1,549,820
Apple Inc., Senior Notes	3.350%	2/9/27	1,110,000	1,097,831
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,420,000	2,431,634	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,770,000	1,816,925	(a)

Total Technology Hardware, Storage & Peripherals				6,896,210

TOTAL INFORMATION TECHNOLOGY				20,220,536

MATERIALS - 4.3%
Containers & Packaging - 0.1%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	420,000	442,092	(a)
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	240,000	272,952	(a)

Total Containers & Packaging				715,044

Metals & Mining - 4.2%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	680,000	731,000	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	300,000	324,750	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	2,040,000	2,035,353	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	450,000	432,220	(a)
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	404,000	417,628
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	690,000	788,120
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	640,000	749,832
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	700,000	810,481
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	220,000	247,500	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	530,000	532,650	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	198,000	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,960,000	2,111,900

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,970,000	$2,000,572	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	230,000	231,767	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,364,314	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,070,000	1,034,862	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	200,000	190,432	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,180,000	1,206,550	(a)
Schaeffler Finance BV, Senior Secured Notes	4.750%	5/15/23	370,000	372,775	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	472,112
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	457,000	539,808
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	2,070,000	2,132,277
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000	661,039	(a)

Total Metals & Mining				19,585,942

Paper & Forest Products - 0.0%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	80,000	82,800

TOTAL MATERIALS				20,383,786

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Trust I, Senior Secured Notes	3.652%	3/23/28	810,000	814,966	(a)
Goodman U.S. Finance Three LLC, Senior Notes	3.700%	3/15/28	1,530,000	1,473,347	(a)
Mid-America Apartments LP, Senior Notes	3.600%	6/1/27	1,070,000	1,037,626
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000	766,584
Washington Prime Group LP, Senior Notes	5.950%	8/15/24	660,000	630,178
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	990,000	1,026,143	(a)

Total Equity Real Estate Investment Trusts (REITs)				5,748,844

Real Estate Management & Development - 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	1,009,068

TOTAL REAL ESTATE				6,757,912

TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.1%
AT&T Inc., Senior Notes	2.850%	2/14/23	2,060,000	2,071,855
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	434,052
AT&T Inc., Senior Notes	3.900%	8/14/27	1,130,000	1,139,949
AT&T Inc., Senior Notes	4.500%	5/15/35	1,120,000	1,103,261
AT&T Inc., Senior Notes	4.900%	8/14/37	1,510,000	1,523,184
AT&T Inc., Senior Notes	5.350%	9/1/40	9,000	9,478
AT&T Inc., Senior Notes	5.550%	8/15/41	560,000	604,609
AT&T Inc., Senior Notes	4.800%	6/15/44	490,000	480,031
AT&T Inc., Senior Notes	4.500%	3/9/48	806,000	752,098	(a)
AT&T Inc., Senior Notes	5.150%	2/14/50	1,010,000	1,024,253
AT&T Inc., Senior Notes	5.300%	8/14/58	540,000	546,784
British Telecommunications PLC, Bonds	9.125%	12/15/30	255,000	373,385
Deutsche Telekom International Finance BV, Senior Notes	2.485%	9/19/23	2,230,000	2,109,034	(a)

Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	310,000	422,099
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,340,000	1,368,475	(a)
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	1,320,000	1,321,093
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	500,000	533,423
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,210,000	1,307,012
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	4,760,000	4,830,449
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	190,000	192,483
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	1,570,000	1,518,892

Total Diversified Telecommunication Services				23,665,899

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 1.0%
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	4,777,500	$4,759,584	(a)

TOTAL TELECOMMUNICATION SERVICES				28,425,483

UTILITIES - 3.5%
Electric Utilities - 3.4%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,367,821
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,900,000	1,820,087	(a)
Cleveland Electric Illuminating Co., Senior Secured Bonds	8.875%	11/15/18	1,350,000	1,399,366
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	402,188	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,111,215
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,613,576
Duke Energy Corp., Senior Notes	2.650%	9/1/26	440,000	402,308
Duke Energy Corp., Senior Notes	3.750%	9/1/46	280,000	253,611
Exelon Corp., Senior Notes	3.400%	4/15/26	1,700,000	1,644,409
FirstEnergy Corp., Notes	7.375%	11/15/31	1,140,000	1,502,960
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	940,000	924,926
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	1,000,000	948,264	(a)
Pacific Gas & Electric Co., Senior Notes	4.500%	12/15/41	1,010,000	1,015,810
Pacific Gas & Electric Co., Senior Notes	4.300%	3/15/45	330,000	320,272
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	520,412	(a)
Public Service Electric & Gas Co., Senior Secured Notes	2.250%	9/15/26	530,000	484,579

Total Electric Utilities				15,731,804

Multi-Utilities - 0.1%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000	689,033

TOTAL UTILITIES				16,420,837

TOTAL CORPORATE BONDS & NOTES (Cost - $411,794,414)				412,540,174

ASSET-BACKED SECURITIES - 0.1%
GoldenTree Loan Opportunities Ltd., 2015-10A D (3 mo. USD LIBOR + 3.350%) (Cost - $488,816)	5.095%	7/20/27	500,000	503,335	(a)(b)

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 1.5%
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	1,000,000	576,882	(a)
Colony Mortgage Capital Ltd., 2014-FL1 C (1 mo. USD LIBOR + 2.650%)	4.229%	4/8/31	1,040,660	1,044,527	(a)(b)
Colony Mortgage Capital Ltd., 2014-FL1 D (1 mo. USD LIBOR + 3.700%)	4.944%	4/8/31	350,000	351,771	(a)(b)
Commercial Mortgage Trust, 2015-CR25 D	3.796%	8/10/48	100,000	82,645	(b)
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	1,200,000	739,651	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.300%)	2.472%	1/25/36	1,229,819	1,179,118	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.272%	8/15/48	440,000	347,197	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	900,000	567,525	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	2,560,000	1,575,396	(a)

Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,000,000	560,918	(a)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.619%	9/15/48	300,000	247,491	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,705,783)				7,273,121

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter Inc., Senior Bonds (Cost - $424,957)	1.000%	9/15/21	450,000		$421,927

MUNICIPAL BONDS - 1.1%
Alabama - 0.2%
Alabama Economic Settlement Authority, BP Settlement Revenue	3.163%	9/15/25	840,000		839,294

California - 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000		877,068
University of California Revenue, Taxable	4.062%	5/15/33	550,000		565,977

Total California					1,443,045

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	450,000		475,772

Illinois - 0.1%
Illinois State, GO, Taxable	5.650%	12/1/38	570,000		557,146

New York - 0.2%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000		922,060

Ohio - 0.2%
American Municipal Power-Ohio Inc., OH, Revenue, Build America Bonds	7.499%	2/15/50	480,000		715,253

TOTAL MUNICIPAL BONDS (Cost - $4,447,543)					4,952,570

SENIOR LOANS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Multiline Retail - 0.2%
Dollar Tree Inc., Term Loan B2 (Cost - $990,000)	4.250%	7/6/22	990,000		995,096	(g)(h)

SOVEREIGN BONDS - 4.9%
Argentina - 1.5%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,270,000		3,649,353	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	760,000		799,900	(a)
Republic of Argentina, Senior Notes	5.875%	1/11/28	740,000		697,357
Republic of Argentina, Senior Notes	6.875%	1/11/48	520,000		475,475
Republic of Argentina, Senior Bonds	7.500%	4/22/26	270,000		288,765
Republic of Argentina, Bonds	18.200%	10/3/21	3,310,000	ARS	165,308
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.935%	6/21/20	18,980,000	ARS	999,330	(b)
Republic of Argentina, Bonds	21.200%	9/19/18	280,000	ARS	13,873

Total Argentina					7,089,361

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	820,000		895,850

Ecuador - 0.6%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	1,780,000		1,953,995	(a)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	990,000		1,048,162	(a)

Total Ecuador					3,002,157

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Indonesia - 0.3%
Republic of Indonesia, Senior Notes	3.500%	1/11/28	1,600,000	$1,534,714

Israel - 0.3%
Government of Israel, Senior Bonds	3.250%	1/17/28	1,400,000	1,365,441

Kenya - 0.5%
Republic of Kenya, Senior Notes	7.250%	2/28/28	480,000	502,752	(a)
Republic of Kenya, Senior Notes	8.250%	2/28/48	1,590,000	1,705,553	(a)

Total Kenya				2,208,305

Kuwait - 0.5%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	2,530,000	2,485,677	(a)

Mexico - 0.2%
United Mexican States, Senior Notes	4.350%	1/15/47	1,200,000	1,099,656

Nigeria - 0.5%
Republic of Nigeria, Senior Notes	7.143%	2/23/30	1,340,000	1,394,270	(a)
Republic of Nigeria, Senior Notes	7.696%	2/23/38	860,000	907,068	(a)

Total Nigeria				2,301,338

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,350,000	1,266,168	(a)

TOTAL SOVEREIGN BONDS (Cost - $23,147,777)				23,248,667

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.0%
U.S. Government Obligations - 4.0%
U.S. Treasury Bonds	3.625%	2/15/44	4,410,000	4,942,473
U.S. Treasury Bonds	2.500%	2/15/46	2,820,000	2,567,191
U.S. Treasury Bonds	2.875%	11/15/46	1,110,000	1,088,819
U.S. Treasury Bonds	3.000%	2/15/47	100,000	100,555
U.S. Treasury Bonds	2.750%	11/15/47	5,000	4,781
U.S. Treasury Notes	2.000%	1/31/20	3,250,000	3,234,829
U.S. Treasury Notes	2.000%	1/15/21	1,770,000	1,752,093
U.S. Treasury Notes	1.875%	1/31/22	1,150,000	1,124,102
U.S. Treasury Notes	1.875%	2/28/22	260,000	253,962
U.S. Treasury Notes	1.875%	7/31/22	325,000	316,316
U.S. Treasury Notes	2.000%	10/31/22	280,000	273,476
U.S. Treasury Notes	2.000%	11/30/22	500,000	488,135
U.S. Treasury Notes	2.375%	1/31/23	5,000	4,960
U.S. Treasury Notes	2.125%	2/29/24	1,970,000	1,915,094
U.S. Treasury Notes	2.250%	11/15/27	5,000	4,790
U.S. Treasury Notes	2.750%	2/15/28	630,000	630,406

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $18,879,019)				18,701,982

			SHARES
COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Sanchez Energy Corp. (Cost - $459,394)			76,010	237,911	*

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Sanchez Energy Corp. (Cost - $404,550)	4.875%	15,500	$236,995

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.1%
Carlyle Group LP	5.875%	33,175	798,191

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.029%	15,675	362,484	(b)

TOTAL PREFERRED STOCKS (Cost - $1,221,093)			1,160,675

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $469,963,346)			470,272,453

SHORT-TERM INVESTMENTS - 1.1%
Western Asset Government Cash Management Portfolio LLC (Cost - $5,200,000)	1.590%	5,200,000	5,200,000	(i)

TOTAL INVESTMENTS - 101.3% (Cost - $475,163,346)			475,472,453
Liabilities in Excess of Other Assets - (1.3)%			(6,070,012)

TOTAL NET ASSETS - 100.0%			$469,402,441

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Restricted security (See Note 2).

(f)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At March 31, 2018, the total market value of investments in Affiliated Companies was $5,200,000 and the cost was $5,200,000 (See Note 3).

Abbreviations used in this schedule:

ARS	— Argentine Peso
GO	— General Obligation
LIBOR	— London Interbank Offered Rate

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	199	6/18	$42,293,640	$42,309,266	$15,626
U.S. Treasury 5-Year Notes	329	6/18	37,557,687	37,657,649	99,962
U.S. Treasury 10-Year Notes	24	6/18	2,891,031	2,907,375	16,344
U.S. Treasury Ultra Long-Term Bonds	14	6/18	2,172,134	2,246,563	74,429

					206,361

Contracts to Sell:
U.S. Treasury Long-Term Bonds	59	6/18	8,486,959	8,650,874	(163,915)

Net unrealized appreciation on open futures contracts					$42,446

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	12,228	EUR	10,000	Barclays Bank PLC	4/19/18	$(90)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At March 31, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$5,575,000	11/15/43	2.630% semi-annually	3-Month LIBOR quarterly	$(8,378)	$273,436
	6,721,000	11/15/43	2.946% semi-annually	3-Month LIBOR quarterly	—	(78,439)

Total	$12,296,000				$(8,378)	$194,997

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	$1,475,887	3/20/19	0.12%	1.000% quarterly	$(12,681)	$(7,563)	$(5,118)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.29 Index	$14,330,000	12/20/22	5.000% quarterly	$(930,060)	$(944,116)	$14,056
Markit CDX.NA.IG.29 Index	5,124,000	12/20/22	1.000% quarterly	(95,096)	(102,977)	7,881

Total	$19,454,000			$(1,025,156)	$(1,047,093)	$21,937

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$57,248,017	$1,589,445	$58,837,462
Industrials	—	21,159,302	224,299	21,383,601
Other Corporate Bonds & Notes	—	332,319,111	—	332,319,111
Asset-Backed Securities	—	503,335	—	503,335
Collateralized Mortgage Obligations	—	7,273,121	—	7,273,121
Convertible Bonds & Notes	—	421,927	—	421,927
Municipal Bonds	—	4,952,570	—	4,952,570
Senior Loans	—	995,096	—	995,096
Sovereign Bonds	—	23,248,667	—	23,248,667
U.S. Government & Agency Obligations	—	18,701,982	—	18,701,982
Common Stocks	$237,911	—	—	237,911
Convertible Preferred Stocks	—	236,995	—	236,995
Preferred Stocks:
Financials	798,191	362,484	—	1,160,675

Total Long-Term Investments	1,036,102	467,422,607	1,813,744	470,272,453

Short-Term Investments†	—	5,200,000	—	5,200,000

Total Investments	$1,036,102	$472,622,607	$1,813,744	$475,472,453

Other Financial Instruments:
Futures Contracts	$206,361	—	—	$206,361
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	$21,937	—	21,937
Centrally Cleared Interest Rate Swaps	—	273,436	—	273,436

Total Other Financial Instruments	206,361	295,373	—	501,734

Total	$1,242,463	$472,917,980	$1,813,744	$475,974,187

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$163,915	—	—	$163,915
Forward Foreign Currency Contracts	—	$90	—	90
Centrally Cleared Interest Rate Swaps	—	78,439	—	78,439
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	12,681	—	12,681

Total	$163,915	$91,210	—	$255,125

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investments are restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Fair Value at 3/31/2018	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$1,521,000	6/17	$1,507,686	$1,589,445	104.5	0.34%

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2018. The following transactions were effected in shares of such companies for the period ended March 31, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$13,354,910	$52,631,080	52,631,080	$60,785,990	60,785,990	—	$23,713	—	$5,200,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2018